Fair Value Measurements Of Assets And Liabilities That Are Measured On Nonrecurring Basis (Detail) (Fair Value, Measurements, Nonrecurring, USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets	$ 0
Intangible assets	0
Assets held for sale	511,541
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets	0
Intangible assets	0
Assets held for sale	0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets	0
Intangible assets	0
Assets held for sale	0
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets	0
Intangible assets	0
Assets held for sale	511,541
Long Lived Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain (Loss) on assets measured at fair value on a non-recurring basis	(109,027)
Intangible Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain (Loss) on assets measured at fair value on a non-recurring basis	(25,255)
Assets Held-for-sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain (Loss) on assets measured at fair value on a non-recurring basis	$ (74,178)